PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
450,000	Potash Corporation of Saskatchewan Inc.	2.0%	14,512,500

	Communications Equipment
300,000	QUALCOMM Inc.	2.9%	20,802,000

	Computers
190,000	International Business Machines Corp.	4.2%	30,495,000

	Electronics
150,000	Plantronics Inc.	1.1%	7,942,500

	Equipment Leasing
725,000	Air Lease Corp.	3.7%	27,361,500

	Financial Services
175,000	American Express Co.		13,671,000
200,000	Capital One Financial Corp.		15,764,000
700,000	Charles Schwab Corp.		21,308,000
796,639	Essent Group Ltd. θ		19,047,638
800,000	First Horizon National Corp.		11,432,000
400,000	Wells Fargo & Co.		21,760,000
		14.2%	102,982,638

	Food Products
350,000	Mondelez International Inc.		12,631,500
100,000	PepsiCo Inc.		9,562,000
		3.0%	22,193,500

	Health Care Products
170,000	Perrigo Co. plc	3.9%	28,143,500

	Industrial Manufacturing
200,000	Pentair plc	1.7%	12,578,000

	Insurance
200,000	Progressive Corp.	0.7%	5,440,000

	Internet
250,000	eBay Inc. θ		14,420,000
55,000	Google Inc., Class A θ		30,508,500
40,000	LinkedIn Corp. θ		9,994,400
		7.6%	54,922,900

	Lodging
500,000	Belmond Ltd. θ	0.8%	6,140,000

	Machinery
50,000	Deere & Co.	0.6%	4,384,500

	Networking Products
350,000	Riverbed Technology Inc. θ	1.0%	7,318,500

	Pharmaceuticals
90,000	Actavis plc θ		26,785,800
270,000	Gilead Sciences Inc. θ		26,495,100
140,000	Novartis AG (ADR)		13,805,400
300,000	Roche Holdings Ltd. (ADR)		10,314,000
		10.6%	77,400,300

	Real Estate Investment Trusts
800,000	Redwood Trust Inc. λ	2.0%	14,296,000

	Retail
125,000	Target Corp.		10,258,750
650,000	Whole Foods Market Inc.		33,852,000
		6.0%	44,110,750

	Semiconductor Capital Equipment
575,000	Applied Materials Inc.		12,972,000
50,000	Lam Research Corp.		3,511,750
		2.3%	16,483,750

	Semiconductors
650,000	Altera Corp.		27,891,500
750,000	EZchip Semiconductor Ltd. θ, λ		14,340,000
450,000	Intel Corp.		14,071,500
		7.7%	56,303,000

	Services
450,000	Thomson Reuters Corp.	2.5%	18,252,000

	Telecommunications Equipment
1,700,000	Ciena Corp. θ		32,827,000
550,000	Motorola Solutions Inc.		36,668,500
		9.5%	69,495,500

	Transportation
200,000	C.H. Robinson Worldwide Inc.		14,644,000
500,000	Expeditors International of Washington Inc.		24,090,000
100,000	Genesee & Wyoming Inc., Class A θ		9,644,000
		6.5%	48,378,000

	Total investment in equities
	(cost $603,782,225)	94.5%	689,936,338

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
250,000	Albina Community Bank 0.20%, matures 01/15/2016		242,082
250,000	Carver Federal Savings Bank 0.25%, matures 02/18/2016		241,151
250,000	Community Bank of the Bay 0.30%, matures 07/15/2015		247,124
100,000	Eastern Bank 0.10%, matures 01/29/2016		96,680
250,000	Latino Community Credit Union 0.60%, matures 02/20/2016		241,096
250,000	Metro Bank 0.25%, matures 05/10/2015		248,904
250,000	Opportunities Credit Union 0.20%, matures 04/25/2015		249,316
100,000	Self-Help Credit Union 0.80%, matures 01/14/2016		96,844
150,000	Self-Help Credit Union 0.80%, matures 01/16/2016		145,233
250,000	Southern Bancorp Bank 0.30%, matures 01/15/2016		242,082
250,000	Urban Partnership Bank 0.30%, matures 10/01/2015		244,931
		0.3%	2,295,443

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2015		199,540
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2016		190,170
100,000	Vermont Community Loan Fund 0.85%, matures 10/15/2015		96,762
		0.1%	486,472

	Time Deposits
46,610,773	BBH Cash Management Service
	Wells Fargo Grand Cayman 0.03%, due 04/01/2015	6.4%	46,610,773

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
6,292,445	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	0.8%	6,292,445

	Total short-term securities
	(cost $55,685,133)	7.6%	55,685,133

	Total securities
	(cost $659,467,358)	102.1%	745,621,471

	Payable upon return of securities loaned	(0.8%)	(6,292,445)

	Other assets and liabilities - net	(1.3%)	(9,478,206)

	Total net assets	100.0%	729,850,820

θ	This security is non-income producing.
λ	This security, or partial position of this security, was on loan at March 31, 2015.

The total value of the securities on loan at March 31, 2015 was $6,156,469.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

ADR	American Depository Receipt
plc	Public Limited Company

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders.

For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$604,520,223
Unrealized appreciation	$97,811,956
Unrealized depreciation	(12,395,841)

Net unrealized appreciation	$85,416,115

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$34,650,750	$-	$-	$34,650,750
Consumer Staples	56,045,500	-	-	56,045,500
Financials	122,718,638	-	-	122,718,638
Health Care	105,543,800	-	-	105,543,800
Industrials	92,702,000	-	-	92,702,000
Information Technology	263,763,150	-	-	263,763,150
Materials	14,512,500	-	-	14,512,500
Short-Term Investments	52,903,218	-	2,781,915	55,685,133
Total	$742,839,556	$-	$2,781,915	$745,621,471

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2015:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2014	$2,069,649
Discounts/premiums amortization	(37,734)
Purchases	1,550,000
Sales	(800,000)
Balance as of March 31, 2015	$2,781,915

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,295,443	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$486,472	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
71,000	Compass Minerals International Inc.	2.0%	6,617,910

	Data Processing
70,000	Equifax Inc.		6,510,000
107,500	Fiserv Inc. θ		8,535,500
		4.5%	15,045,500

	Financial Services
200,000	Charles Schwab Corp.		6,088,000
980,000	First Horizon National Corp.		14,004,200
255,000	SEI Investments Co.		11,242,950
		9.4%	31,335,150

	Food Products
123,276	McCormick & Co.		9,505,812
282,500	Sysco Corp.		10,658,725
		6.0%	20,164,537

	Health Care Products
157,500	DENTSPLY International Inc.		8,015,175
60,000	Perrigo Co. plc		9,933,000
		5.4%	17,948,175

	Health Care Services
95,000	Cardinal Health Inc.	2.6%	8,575,650

	Industrial Manufacturing
170,000	Pentair plc		10,691,300
310,000	Xylem Inc.		10,856,200
		6.4%	21,547,500

	Insurance
139,000	Verisk Analytics Inc., Class A θ	3.0%	9,924,600

	Medical Equipment
172,874	Patterson Companies Inc.		8,434,522
57,500	Teleflex Inc.		6,947,725
		4.6%	15,382,247

	Natural Gas
94,500	Energen Corp.		6,237,000
435,000	MDU Resources Group Inc.		9,282,900
		4.7%	15,519,900

	Oil & Gas
134,000	Cameron International Corp. θ	1.8%	6,046,080

	Professional Services
130,500	Insperity Inc.	2.0%	6,823,845

	Real Estate Investment Trusts
300,000	Iron Mountain Inc.	3.3%	10,944,000

	Retail
77,800	Nordstrom Inc.	1.9%	6,248,896

	Semiconductor Capital Equipment
320,000	Applied Materials Inc.		7,219,200
182,900	Synopsys Inc. θ		8,471,928
		4.7%	15,691,128

	Services
21,000	Ecolab Inc.		2,401,980
235,000	Thomson Reuters Corp.		9,531,600
		3.6%	11,933,580

	Software
105,000	Autodesk Inc. θ		6,157,200
51,400	Intuit Inc.		4,983,745
		3.3%	11,140,945

	Telecommunications Equipment
225,000	Motorola Solutions Inc.	4.5%	15,000,750

	Telecommunications Provider
435,000	Shaw Communications Inc. λ	2.9%	9,757,050

	Transportation
83,500	C.H. Robinson Worldwide Inc.		6,113,870
175,000	Expeditors International of Washington Inc.		8,431,500
110,000	Genesee & Wyoming Inc., Class A θ		10,608,400
		7.5%	25,153,770

	Utility & Power Distribution
160,000	AGL Resources Inc.		7,944,000
390,000	Questar Corp.		9,305,400
		5.1%	17,249,400

	Waste Management
155,000	Waste Management Inc.	2.5%	8,405,650

	Total investment in equities
	(cost $239,344,676)	91.7%	306,456,263

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
29,354,654	BBH Cash Management Service
	Banco Santander, Frankfurt 0.03%, due 04/01/2015	8.8%	29,354,654

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
6,711,538	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	2.0%	6,711,538

	Total short-term securities
	(cost $36,066,192)	10.8%	36,066,192

	Total securities
	(cost $275,410,868)	102.5%	342,522,455

	Payable upon return of securities loaned	(2.0%)	(6,711,538)

	Other assets and liabilities - net	(0.5%)	(1,639,729)

	Total net assets	100.0%	334,171,188

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at March 31, 2015.

The total value of the securities on loan at March 31, 2015 was $6,568,863.

plc	Public Limited Company

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$239,487,635
Unrealized appreciation	$69,577,674
Unrealized depreciation	(2,609,046)

Net unrealized appreciation	$66,968,628

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$25,537,546	$-	$-	$25,537,546
Consumer Staples	20,164,537	-	-	20,164,537
Energy	12,283,080	-	-	12,283,080
Financials	42,279,150	-	-	42,279,150
Health Care	41,906,072	-	-	41,906,072
Industrials	78,365,366	-	-	78,365,366
Information Technology	50,368,322	-	-	50,368,322
Materials	9,019,890	-	-	9,019,890
Utilities	26,532,300	-	-	26,532,300
Short-Term Investments	36,066,192	-	-	36,066,192
Total	$342,522,455	$-	$-	$342,522,455

PARNASSUS SMALL CAP FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Auto Parts
400,000	Gentex Corp.	1.7%	7,320,000

	Chemicals
671,128	Calgon Carbon Corp.		14,140,667
213,987	Compass Minerals International Inc.		19,945,728
		7.8%	34,086,395

	Consumer Services
550,000	Sotheby's λ	5.3%	23,243,000

	Electronics
240,000	Plantronics Inc.	2.9%	12,708,000

	Equipment Leasing
740,000	Air Lease Corp.	6.4%	27,927,600

	Financial Services
950,000	Essent Group Ltd. θ		22,714,500
465,000	First American Financial Corp.		16,591,200
1,150,000	First Horizon National Corp.		16,433,500
200,000	SEI Investments Co.		8,818,000
		14.8%	64,557,200

	Lodging
1,582,500	Belmond Ltd. θ	4.4%	19,433,100

	Machinery
523,687	Blount International Inc. θ		6,745,089
210,000	Regal-Beloit Corp.		16,783,200
		5.3%	23,528,289

	Medical Equipment
1,119,516	GenMark Diagnostics Inc. λ, θ	3.3%	14,531,318

	Minerals & Mining
1,016,104	Dominion Diamond Corp. θ	4.0%	17,365,217

	Natural Gas
225,000	Northwest Natural Gas Co.	2.5%	10,788,750

	Oil & Gas
1,224,347	Denbury Resources Inc. λ		8,925,490
1,355,874	W&T Offshore Inc.		6,928,516
		3.7%	15,854,006

	Professional Services
200,000	Insperity Inc.	2.4%	10,458,000

	Real Estate Investment Trusts
869,042	Redwood Trust Inc.	3.6%	15,529,781

	Retail
265,000	Group 1 Automotive Inc.	5.2%	22,877,450

	Semiconductors
898,596	PMC-Sierra Inc. θ	1.9%	8,338,970

	Software
1,524,762	Checkpoint Systems Inc. θ	3.8%	16,497,925

	Transportation
1,324,666	UTi Worldwide Inc. λ, θ	3.7%	16,293,392

	Total investment in equities
	(cost $309,727,220)	82.7%	361,338,393

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
74,709,995	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2015	17.1%	74,709,995

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
38,672,455	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	8.8%	38,672,455

	Total short-term securities
	(cost $113,382,450)	25.9%	113,382,450

	Total securities
	(cost $423,109,670)	108.6%	474,720,843

	Payable upon return of securities loaned	(8.8%)	(38,672,455)

	Other assets and liabilities - net	0.2%	907,104

	Total net assets	100.0%	436,955,492

λ	This security, or partial position of this security, was on loan at March 31, 2015.

The total value of the securities on loan at March 31, 2015 was $37,857,302.

θ	This security is non-income producing.

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small Cap Fund

Cost of long-term investments	$309,727,220
Unrealized appreciation	$59,263,998
Unrealized depreciation	(7,652,825)

Net unrealized appreciation	$51,611,173

The Parnassus Small Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$72,873,550	$-	$-	$72,873,550
Energy	15,854,006	-	-	15,854,006
Financials	80,086,981	-	-	80,086,981
Health Care	14,531,318	-	-	14,531,318
Industrials	78,207,280	-	-	78,207,280
Information Technology	37,544,896	-	-	37,544,896
Materials	51,451,612	-	-	51,451,612
Utilities	10,788,750	-	-	10,788,750
Short-Term Investments	113,382,450	-	-	113,382,450
Total	$474,720,843	$-	$-	$474,720,843

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Communications Equipment
525,000	QUALCOMM Inc.	3.7%	36,403,500

	Computers
270,000	International Business Machines Corp.	4.4%	43,335,000

	Cosmetics & Personal Care
140,000	Procter & Gamble Co.	1.2%	11,471,600

	Electronic Components
675,000	Corning Inc.	1.5%	15,309,000

	Electronics
332,500	Plantronics Inc.	1.8%	17,605,875

	Financial Services
375,000	American Express Co.		29,295,000
200,000	Capital One Financial Corp.		15,764,000
1,100,000	Charles Schwab Corp.		33,484,000
1,000,000	First Horizon National Corp.		14,290,000
700,000	Wells Fargo & Co.		38,080,000
		13.2%	130,913,000

	Food Products
415,000	Mondelez International Inc.		14,977,350
100,000	PepsiCo Inc.		9,562,000
		2.4%	24,539,350

	Health Care Products
175,000	Perrigo Co. plc	2.9%	28,971,250

	Industrial Manufacturing
160,000	W.W. Grainger Inc.	3.8%	37,729,600

	Internet
500,000	eBay Inc. θ		28,840,000
75,000	Google Inc., Class A θ		41,602,500
10,000	LinkedIn Corp. θ		2,498,600
		7.4%	72,941,100

	Machinery
225,000	Deere & Co.	2.0%	19,730,250

	Networking Products
1,600,000	Riverbed Technology Inc. θ	3.4%	33,456,000

	Pharmaceuticals
375,000	Gilead Sciences Inc. θ		36,798,750
140,000	Novartis AG (ADR)		13,805,400
700,000	Roche Holdings Ltd. (ADR)		24,066,000
		7.5%	74,670,150

	Professional Services
220,000	Insperity Inc.	1.2%	11,503,800

	Retail
450,000	Target Corp.		36,931,500
735,000	Whole Foods Market Inc.		38,278,800
		7.6%	75,210,300

	Semiconductor Capital Equipment
650,000	Applied Materials Inc.		14,664,000
50,000	Lam Research Corp.		3,511,750
		1.8%	18,175,750

	Semiconductors
900,000	Altera Corp.		38,619,000
950,000	Intel Corp.		29,706,500
		6.9%	68,325,500

	Software
420,000	Citrix Systems Inc. θ		26,825,400
150,000	Intuit Inc.		14,544,000
		4.2%	41,369,400

	Telecommunications Equipment
1,925,000	Ciena Corp. θ	3.7%	37,171,750

	Telecommunications Provider
625,000	Shaw Communications Inc. λ	1.4%	14,018,750

	Transportation
400,000	C.H. Robinson Worldwide Inc.		29,288,000
800,000	Expeditors International of Washington Inc.		38,544,000
		6.8%	67,832,000

	Total investment in equities
	(cost $745,499,896)	88.8%	880,682,925

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
119,964,715	BBH Cash Management Service
	Banco Santander, Frankfurt 0.03%, due 04/01/2015	12.1%	119,964,715

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
14,234,528	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	1.4%	14,234,528

	Total short-term securities
	(cost $134,199,243)	13.5%	134,199,243

	Total securities
	(cost $879,699,139)	102.3%	1,014,882,168

	Payable upon return of securities loaned	(1.4%)	(14,234,528)

	Other assets and liabilities - net	(0.9%)	(9,246,821)

	Total net assets	100.0%	991,400,819

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at March 31, 2015.

The total value of the securities on loan at March 31, 2015 was $13,931,928.

ADR	American Depository Receipt

plc	Public Limited Company

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$745,499,896
Unrealized appreciation	$138,048,615
Unrealized depreciation	(2,865,586)

Net unrealized appreciation	$135,183,029

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$50,950,250	$-	$-	$50,950,250
Consumer Staples	74,289,750	-	-	74,289,750
Financials	130,913,000	-	-	130,913,000
Health Care	103,641,400	-	-	103,641,400
Industrials	136,795,650	-	-	136,795,650
Information Technology	384,092,875	-	-	384,092,875
Short-Term Investments	134,199,243	-	-	134,199,243
Total	$1,014,882,168	$-	$-	$1,014,882,168

PARNASSUS ASIA FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	China
9,500	Air Lease Corp.		358,530
2,500	Alibaba Group Holding Ltd. (ADR) θ		208,100
7,500	Expeditors International of Washington Inc.		361,350
9,000	Mindray Medical International Ltd. (ADR)		246,150
5,000	QUALCOMM Inc.		346,700
		12.6%	1,520,830

	Hong Kong
250,000	China Minsheng Banking Corp., Ltd.		304,868
100,000	HKBN Ltd. θ		124,344
280,000	Lenovo Group Ltd.		408,015
340,000	Li & Fung Ltd.		332,009
440,000	SITC International Holdings Co., Ltd.		232,205
420,000	Soho China Ltd.		286,053
400,000	Sun Art Retail Group Ltd.		348,421
40,000	Television Broadcasts Ltd.		247,148
		18.9%	2,283,063

	Indonesia
5,100,000	PT Asuransi Multi Artha Guna		92,444
660,000	PT Bank Danamon Indonesia		258,571
200,000	PT Bank Rakyat Indonesia (Persero)		202,863
		4.6%	553,878

	Japan
700	Fast Retailing Co., Ltd.		270,649
16,500	KDDI Corp.		372,761
5,500	Linear Technology Corp.		257,400
20,000	Rakuten Inc.		352,148
14,000	USS Co., Ltd.		241,905
		12.3%	1,494,863

	Philippines
400,000	Manila Water Co.	2.0%	242,506

	Singapore
60,000	Keppel Corp., Ltd.		393,108
250,000	OSIM International Ltd.		356,674
55,000	Petra Foods Ltd.		153,050
		7.5%	902,832

	South Korea
300	Samsung Electronics Co., Ltd.	3.2%	389,359

	Taiwan
8,000	Applied Materials Inc.		180,480
100,000	Chailease Holding Co., Ltd.		249,021
72,000	Far EasTone Telecommunications Co., Ltd.		173,724
9,000	Hermes Microvision Inc.		517,871
280,000	Lite-On Technology Corp.		362,269
21,000	MediaTek Inc.		283,666
54,000	Novatek Microelectronics Corp.		278,735
11,500	St. Shine Optical Co., Ltd.		185,147
18,000	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		422,640
		21.9%	2,653,553

	Thailand
34,000	Advanced Info Service Public Co., Ltd.		247,051
300,000	Thai Union Frozen Products Public Co., Ltd.		185,091
180,000	Thanachart Capital Public Co., Ltd.		192,172
		5.1%	624,314

	Total investment in equities	88.1%	10,665,198
	(cost $10,118,815)

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
1,459,179	BBH Cash Management Service
	STD Charter Bank, Nassau 0.03%, due 04/01/2015	12.1%	1,459,179

	Total short-term securities
	(cost $1,459,179)	12.1%	1,459,179

	Total securities
	(cost $11,577,994)	100.2%	12,124,377

	Other assets and liabilities - net	(0.2%)	(15,390)

	Total net assets	100.0%	12,108,987

θ	This security is non-income producing.

ADR	American Depository Receipt

PT	Perseroan Terbatas

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$10,122,028
Unrealized appreciation	$854,034
Unrealized depreciation	(310,864)

Net unrealized appreciation	$543,170

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
China	$1,520,830	$-	$-	$1,520,830
Hong Kong	124,344	2,158,719	-	2,283,063
Indonesia	92,444	461,434	-	553,878
Japan	257,400	1,237,463	-	1,494,863
Philippines	242,506	-	-	242,506
Singapore	-	902,832	-	902,832
South Korea	-	389,359	-	389,359
Taiwan	603,120	2,050,433	-	2,653,553
Thailand	-	624,314	-	624,314
Short-Term Investments	1,459,179	-	-	1,459,179
Total	$4,299,823	$7,824,554	$-	$12,124,377

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 6, 2015

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 6, 2015